Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	46,506,881
Maximum Aggregate Offering Price	$ 21,198,749.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,927.55
Rule 457(f)	true
Amount of Securities Received | shares	242,271,424
Value of Securities Received, Per Share	0.0875
Value of Securities Received	$ 21,198,749.60
Fee Note MAOP	$ 21,198,749.60
Offering Note	(1) Represents the maximum number of shares of common stock, par value $0.001 per share, of the Registrant estimated to be issuable upon consummation of the mergers described herein, calculated by totaling (a) the product obtained by multiplying (x) 242,271,424 shares of common stock, par value $0.001 per share, of Galera Therapeutics, Inc. ("Galera") (the maximum number of shares of Galera common stock and common stock equivalents that may be canceled and exchanged in the merger), by (y) the exchange ratio of 0.0062 per share of Parent common stock for each share of Galera common stock and common stock equivalents, plus (b) the product obtained by multiplying (x) 271,604,090 shares of common stock, par value $0.0001 per share, of Obsidian Therapeutics, Inc. ("Obsidian") (the maximum number of shares of Obsidian common stock and common stock equivalents that may be canceled and exchanged in the merger), by (y) the exchange ratio of 0.1657 per share of Obsidian common stock and common stock equivalents. The forgoing exchange ratios are calculated in accordance with the Merger Agreement (as defined herein), before accounting for any reverse stock split of Galera's Common Stock prior to the closing of the mergers and its potential impact on the exchange ratio for Galera common stock. (2) Pursuant to Rules 457(f)(1), 457(f)(2) and 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is the sum of (a) the product obtained by multiplying (x) $0.0875 (the average of the high and low bid and ask prices of Galera common stock on April 17, 2026, as reported on the OTCQB, by (y) 242,271,424 shares of Galera common stock (the maximum number of shares of Galera common stock equivalents that may be canceled and exchanged in the merger), plus (b) $0 (the book value of the Obsidian common stock equivalents to be exchanged in the merger).